Schedule of Selling and Marketing expenses (Details) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Selling And Marketing Expenses
Professional fees	$ 14,517	$ 15,000	$ 102,267	$ 82,500	$ 327,309
Bad debts			4,513	142,000
Advertising and marketing expenses	55,505		247,776	45,705	85,227
Total selling and marketing expenses	$ 70,022	$ 15,000	$ 354,556	$ 270,205	$ 412,536